Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of foreign currency exchange rate translation

Translation of foreign currencies into US$1 has been made at the following exchange rates for the respective periods:

	As of and for the six months ended June 30,		December 31,
	2026	2025	2025
As of period end SGD: US$1 exchange rate	1.2928	1.2757	1.2845
As of period end MYR: US$1 exchange rate	4.0711	4.2285	4.0475
As of period end VND: US$1 exchange rate	26,289.85	26,094.94	26,264.92
As of period end INR: US$1 exchange rate	94.6333	85.5081	89.8021
As of period end THB: US$1 exchange rate	33.2604	32.5549	31.4759
As of period end AUD: US$1 exchange rate	1.4521	1.5309	1.4941
As of period end RMB: US$1 exchange rate	6.7961	7.1714	7.0002
Period ended - average SGD: US$1 exchange rate	1.2798	1.3183	1.3117
Period ended - average MYR: US$1 exchange rate	3.9727	4.3448	4.3010
Period ended - average VND: US$1 exchange rate	26,213.67	25,713.48	25,859.84
Period ended - average INR: US$1 exchange rate	93.5678	85.9449	86.6214
Period ended - average THB: US$1 exchange rate	32.3191	33.3925	33.0852
Period ended - average AUD: US$1 exchange rate	1.4245	1.5754	1.5624
Period ended - average RMB: US$1 exchange rate	6.8549	7.2277	7.1965

Schedule of estimated useful lives of the assets

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Expected useful lives
Office equipment	3 - 5 years
Furniture and fixtures	3 - 5 years

Schedule of deferred revenue

The following table presents the Company’s deferred revenue balances, net increase in current period of deferred revenue, and revenue recognized from beginning deferred revenue therein:

	June 30, 2026	December 31, 2025
	US$	US$
Beginning balance	$22,139	$29,120
Add: net increase in current period of deferred revenue	41,200	22,139
Less: revenue recognized from beginning deferred revenue	(22,139)	(29,120)
Ending balance	$41,200	$22,139